SUBSEQUENT EVENTS (Details Narrative) - USD ($)				2 Months Ended		3 Months Ended		4 Months Ended	5 Months Ended	12 Months Ended
	Apr. 24, 2026	Jan. 06, 2026	Jan. 05, 2026	May 29, 2026	May 22, 2026	Mar. 31, 2026	Mar. 31, 2025	May 22, 2026	May 22, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Shares issued, gross proceeds						$ 839,854				$ 36,470
Net proceeds from issuance of shares						1,089,742				36,470
Shares issued for services, value						525,001				339,000
Principal amount						252,736				127,937
Loss on settlement						$ (513,512)
Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount										$ 274,155
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Asset acquisition consideration amount			$ 30,000
Subsequent Event [Member] | Redeemed Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount				$ 383,645
Accrued interest				30,222
Loss on settlement				$ 1,743,896
Subsequent Event [Member] | Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount					$ 502,616			$ 502,616	$ 502,616
Accrued interest									39,266
Loss on settlement									$ 2,257,408
Common Stock [Member]
Subsequent Event [Line Items]
Shares new issues						271,780				48,200
Shares issued, gross proceeds						$ 27				$ 5
Shares issued for services						105,000				5,650,000
Shares issued for services, value						$ 11				$ 565
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares new issues				176,562					204,100
Shares issued, gross proceeds				$ 882,810					$ 1,132,900
Net proceeds from issuance of shares					$ 818,175				$ 821,436
Shares issued for services					12,500			117,500
Shares issued for services, value					$ 62,500			$ 587,500
Common Stock [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares new issues	519,258	160,000
Purchase price	$ 5.00
Gross proceeds	$ 2,600,000	$ 800,000
Shares issued, price per share		$ 5.00
Common Stock [Member] | Subsequent Event [Member] | Private Placement [Member] | Mr Trawick [Member]
Subsequent Event [Line Items]
Shares new issues	3,196,737
Purchase price	$ 0.10
Gross proceeds	$ 320,000